Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Software (internal use) [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for intangible assets with finite lives	5 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	5 years
Leasehold improvements [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	16 years
Kitchen equipment [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	3 years
Kitchen equipment [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	12 years
Furniture and fixtures [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	2 years
Furniture and fixtures [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives for property, plant and equipment	20 years